Business acquisition, integration and reorganization costs	12 Months Ended
Mar. 31, 2024
Business acquisition, integration and reorganization costs [Abstract]
Business acquisition, integration and reorganization costs	BUSINESS ACQUISITION, INTEGRATION AND REORGANIZATION COSTS

Year ended	March 31,
	2024	2023
	$	$
Acquisition costs (a)	263	1,554
Integration costs (b)	2,096	2,189
Reorganization costs (c)	4,377	4,582
Employee compensation on business acquisition (note 4) (d)	475	597
Contingent consideration (note 4) (e)	(3,827)	9,157
	3,384	18,079

(a) The acquisition costs consisted mainly of professional fees incurred in relation to business acquisitions (note 4).
(b) For the year ended March 31, 2024, integration costs referred mainly to retention bonuses and common area expenses on vacated premises in relation to business acquisitions (2023 - mostly for $939,000 for impairment of right-of-use assets previously acquired as part of business combinations (note 7)).
(c) Reorganization costs consisted of employee termination costs.
(d) Employee compensation on business acquisition included deferred cash consideration from the Datum Acquisition (note 4).
(e) Contingent consideration includes recoveries from changes in the estimated amount payable of $(2,962,000) (2023 - expenses of $7,037,000) related to the portion payable in cash and $(865,000) (2023 - expenses of $2,120,000) related to the portion to be settled in shares as per the earn-out consideration of the Datum Acquisition (note 4).